Income tax - Reconciliation of income tax (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax
Net result for the year before tax	kr (1,026,940)	kr (839,653)	kr (576,677)
Corporate tax rate in Denmark	22.00%	22.00%	22.00%
Expected tax benefit/(expenses)	kr (225,927)	kr 184,724	kr 126,869
Adjustment for foreign tax rates	461	(769)	0
Adjustment for non-deductible expenses	888	1,927	(947)
Adjustment for non-taxable income	0	(6,844)	964
Adjustment for warrants	11,573	2,387	8,664
Adjustment for R&D extra deduction	(14,379)	(8,811)	1,676
Adjustment to prior year	(12,602)	931	0
Change in tax assets (not recognized)	231,196	(180,621)	(132,090)
Total income tax expense/benefit	kr 8,791	kr (7,076)	kr 5,136